Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 29, 2014
Prospectus Date	Oct. 29, 2014
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Class N
Risk/Return:
Trading Symbol	WDMNX
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Class I
Risk/Return:
Trading Symbol	WDMIX
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Institutional Class
Risk/Return:
Trading Symbol	WDMJX